Warrants and founders' warrants	12 Months Ended
Dec. 31, 2020
Warrants and founders' warrants
Warrants and founders' warrants

Note 12: Warrants and founders’ warrants

BSA warrants issued to investors

On July 10, 2015, as part of a bond agreement the Company issued investors warrants to subscribe for 270,414 shares at an exercise price of €6.00 per share for a non-refundable issue price of €162 thousand. These warrants have a term of 4 years. These BSA warrants are considered equity instruments and are recorded in shareholders’ equity at their subscription price in accordance with IAS 32.

On April 3, 2020, the Company decided to launch a public offering of share subscription warrants. The main objective of the transaction is to allow existing shareholders to participate in the new COVA program and the future development of the Company, and eventually to consolidate its equity.

Upon completion of its public offering, the Company issued 7,475,708 share subscription warrants, after full exercise of the extension clause.

The subscription price was €0.06 per warrant. The warrants can be exercised for a period of 5 years from April 30, 2020, at an exercise price of €0.27 per new share.

Each warrant gives its holder the right to subscribe to one new Biophytis share. Total subscriptions amounted to €449 thousand. During the period ended December 31, 2020, warrants were exercised for €1,042 thousand.

The Company’s CEO participated in the subscription and the exercise of the investors warrants which was settled by the amount of €630 thousand due to the Company’s CEO as part of the Intellectual Property agreement (see Notes 4 and 21.2) (€177 thousand for the subscription of warrants and €453 thousand for the exercise of warrants).

These BSA warrants are considered equity instruments and are recorded in shareholders’ equity at their subscription price in accordance with IAS 32.

Activity for BSA warrants issued to investors that were outstanding during the year ended December 31, 2019 are summarized in the table below:

							Number of
							shares
			Number of outstanding warrants				which
		As of					can be
Type	Grant date	1/1/2019	Granted	Exercised	Lapsed	As of 12/31/2019	subscribed
Warrants 2015D	07/10/2015	189,748	—	—	(189,748)	—	—
Total		189,748	—	—	(189,748)	—	—

Activity for BSA warrants issued to investors that were outstanding during the year ended December 31, 2020 are summarized in the table below:

							Number of
							shares
			Number of outstanding warrants				which
		As of					can be
Type	Grant date	1/1/2020	Granted	Exercised	Lapsed	As of 12/31/2020	subscribed
Warrants 2015-D	07/10/2015	—	—	—	—	—	—
Warrants 2020	04/07/2020	—	7,475,708	3,860,142	—	3,615,566	3,615,566
Total		—	7,475,708	3,860,142	—	3,615,566	3,615,566

BSA warrants issued to Bracknor

In 2017, the Company issued warrants for the benefit of Bracknor Fund Ltd with an average exercise price of €3.48 per ordinary share for the purpose of a funding line that was fully repaid and is now terminated. The number of shares that can be issued if the warrants are exercised is 431,184 ordinary shares as of December 31, 2020.

BSA warrants issued to Negma

See Note 13.2.1.

BSA warrants issued pursuant to equity-compensation plan

The following table summarizes the data related to the warrants issued pursuant to equity-compensation plans as well as the assumptions adopted for valuation in accordance with IFRS 2:

							IFRS2
							Initial
		Characteristics			Assumptions		valuation
		Number of					(Black-Scholes)
		warrants	Maturity	Exercise			in thousands of
Type	Grant date	granted	date	price	Volatility	Risk-free rate	euros
Warrants 2015	08/04/2015	54,000	08/04/2019	€8.40	49.77%	-0.18%	481
Warrants 2017	07/21/2017	72,000	07/21/2021	€3.30	59.95%	-0.62%	153

All BSA warrants issued pursuant to equity-compensation plans were fully vested on the grant date.

Activity for BSA warrants issued pursuant to equity-compensation plans that were outstanding during the year ended December 31, 2019 are summarized in the table below:

							Number of
							shares
		Number of outstanding warrants					which
		As of				As of	can be
Type	Grant date	1/1/2019	Granted	Exercised	Lapsed	12/31/2019	subscribed
Warrants 2015	08/04/2015	48,000	—	—	(48,000)	—	—
Warrants 2017	07/21/2017	72,000	—	—	—	72,000	72,000
Total		120,000	—	—	(48,000)	72,000	72,000

Activity for BSA warrants issued pursuant to equity-compensation plans that were outstanding during the year ended December 31, 2020 are summarized in the table below:

							Number of
							shares
		Number of outstanding warrants					which
		As of				As of	can be
Type	Grant date	1/1/2020	Granted	Exercised	Lapsed	12/31/2020	subscribed
Warrants 2017	07/21/2017	72,000	—	—	—	72,000	72,000
Total		72,000	—	—	—	72,000	72,000

Founders’ warrants (“BSPCE”)

The following table summarizes the data related to BSPCE founder’s warrants issued as well as the assumptions adopted for valuation in accordance with IFRS 2:

		Characteristics			Assumptions		IFRS 2 Initial
		Number					valuation (Black-
		of					Scholes) in
		warrants	Maturity	Exercise		Risk-free	thousands of
Type	Grant date	granted	date	price	Volatility	rate	euros
Founders’ warrants 2015-1	05/22/2015	195,000	05/22/2019	€2.06	49.09%	-0.13%	794
Founders’ warrants 2015-2	09/23/2015	424,200	09/23/2019	€10.70	53.16%	-0.19%	2,591
Founders’ warrants 2015-3	12/04/2015	20,000	12/04/2019	€10.70	53.79%	-0.22%	78
Founders’ warrants 2015-4	03/15/2016	39,700	03/15/2020	€6.09	56.74%	-0.41%	83
Founders’ warrants 2017-1	07/21/2017	227,000	07/21/2021	€3.30	54.07%	-0.53%	347
Founders’ warrants 2017-2	07/21/2017	127,000	07/21/2021	€3.30	57.25%	-0.65%	421
Founders’ warrants 2019-1	04/03/2020	1,333,333	04/03/2026	€0.27	48.36%	-0.62%	674
Founders’ warrants 2019-2	04/03/2020	666,667	04/03/2026	€0.27	53.32%	-0.56%	356
Founders’ warrants 2020-1	12/22/2020	999,393	12/22/2020	€0.47	57.80%	-0.77%	508
Founders’ warrants 2020-2	12/22/2020	499,696	12/22/2020	€0.47	57.91%	-0.77%	284

Activity for BSPCE founder’s warrants that were outstanding during the year ended December 31, 2019 are summarized in the table below:

							Number of
							shares
		Number of outstanding warrants					which can
		As of				As of	be
Type	Grant date	1/1/2019	Granted	Exercised	Lapsed	12/31/2019	subscribed
Founders’ warrants 2015-1	05/22/2015	152,000	—	—	(152,000)	—	—
Founders’ warrants 2015-2	09/23/2015	384,500	—	—	(384,500)	—	—
Founders’ warrants 2015-3	12/04/2015	20,000	—	—	(20,000)	—	—
Founders’ warrants 2015-4	03/15/2016	39,700	—	—	(39,700)	—	—
Founders’ warrants 2017-1	07/21/2017	227,000	—	—	(79,000)	148,000	148,000
Founders’ warrants 2017-2	07/21/2017	116,334	—	—	(42,334)	74,000	74,000
Total		939,534	—	—	(717,534)	222,000	222,000

Activity for BSPCE founder’s warrants that were outstanding during the year ended December 31, 2020 are summarized in the table below:

							Number of
		Number of outstanding warrants					shares
							which
		At				At	can be
Type	Grant date	1/1/2020	Granted	Exercised	Lapsed	31/12/2020	subscribed
Founders' warrants 2017-1	07/21/2017	148,000	—	—	—	148,000	148,000
Founders' warrants 2017-2	07/21/2017	74,000	—	(2,152)	(9,000)	62,848	62,848
Founders’ warrants 2019-1	04/03/2020	—	1,333,333	(313,417)	(8,607)	1,011,309	1,011,309
Founders’ warrants 2019-2	04/03/2020	—	666,667	—	(4,304)	662,363	662,363
Founders’ warrants 2020-1	12/22/2020	—	999,393	—	—	999,393	999,393
Founders’ warrants 2020-2	12/22/2020	—	499,696	—	—	499,696	499,696
Total		222,000	3,499,089	(315,569)	(21,911)	3,383,609	3,383,609

The vesting period of these BSPCE founder’s warrants are summarized in the table below:

Type	Vesting period
Founders' warrants 2017-1	1/3 as of 07/21/2017 1/3 as of 07/21/2018 1/3 as of 07/21/2019
Founders' warrants 2017-2	1/3 as of 07/21/2017 1/3 as of 07/21/2018 1/3 as of 07/21/2019
Founders' warrants 2019-1	1/3 as of 04/10/2020 1/3 as of 04/10/2022 1/3 as of 04/10/2024
Founders' warrants 2019-2	1/3 as of 04/10/2020 1/3 as of 04/10/2022 1/3 as of 04/10/2024
Founders’ warrants 2020-1	1/3 as of 12/22/2020 1/3 as of 12/22/2022 1/3 as of 12/22/2024
Founders’ warrants 2020-2	1/3 as of 12/22/2020 1/3 as of 12/22/2022 1/3 as of 12/22/2024

Free shares

IFRS 2
		Characteristics			Assumptions		Initial
valuation
		Number					(Black-
		of					Scholes) in
		Free Shares	Maturity	Exercise		Risk-free	thousands of
Type	Grant date	granted	date	price	Volatility	rate	euros
Free shares 2020	12/22/2020	2,500,911	N/A	N/A	N/A	N/A	2,311

Activity for the free shares that were outstanding during the year ended December 31, 2020 are summarized in the table below:

		Number of outstanding free shares
							Number of
							shares which
		As of				As of	can be
Type	Grant date	1/1/2020	Granted	Exercised	Lapsed	12/31/2020	subscribed
Free shares 2020	12/22/2020	—	2,500,911	—	—	2,500,911	2,500,911
Total		—	2,500,911	—	—	2,500,911	2,500,911

The vesting period of these free shares are summarized in the table below:

Type	Vesting period
Free shares 2020	Vesting period of 2 years followed by a holding period of 2 years

Stock based compensation expense recognized for the years ended December 31, 2019 and 2020.

(amounts in thousands of euros)

	DECEMBER 31, 2019				DECEMBER 31, 2020
		Cumulative				Cumulative		Cumulative
	Probable	expenses -	Expense	Cumulative	Probable	expenses -	Expense	expense
	cost of	beginning	for the	expense to	cost of	beginning	for the	to
Type	the plan	of period	period	date	the plan	of period	period	date
Warrants 2017	153	153	—	153	153	153	—	153
Founders’ warrants 2017-1	347	307	41	347	347	347	—	347
Founders’ warrants 2017-2	369	347	22	369	369	369	—	369
Founders’ warrants 2019-1	—	—	—	—	674	—	447	447
Founders’ warrants 2019-2	—	—	—	—	356	—	52	52
Founders’ warrants 2020-1	—	—	—	—	508	—	257	257
Founders’ warrants 2020-2	—	—	—	—	284	—	1	1
Free shares 2020	—	—	—	—	2,311	—	28	28
Total			63				785